Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported	Retroactive Application of Recapitalization	Series A Redeemable Stock	Series A Redeemable Stock Previously Reported	Series A Redeemable Stock Retroactive Application of Recapitalization	Series B Redeemable Stock	Series B Redeemable Stock Previously Reported	Series B Redeemable Stock Retroactive Application of Recapitalization	Series A	Series A Previously Reported	Series A Retroactive Application of Recapitalization	Common Stock	Common Stock Previously Reported	Common Stock Retroactive Application of Recapitalization	Common Stock Series A	Treasury Stock	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive Application of Recapitalization	Retained Earnings	Retained Earnings Previously Reported	Non-Controlling Interests	Non-Controlling Interests Previously Reported	Redeemable Non controlling Interest	Redeemable Non controlling Interest Previously Reported
BEGINNING BALANCE at Jun. 30, 2019	$ 117,272	$ 49,567	$ 67,705								$ 2,364	$ (2,364)	$ 0	$ 0	$ 0	$ 0		$ 79,849	$ 9,780	$ 70,069	$ 37,734	$ 37,734	$ (311)	$ (311)
BEGINNING BALANCE (in Shares) at Jun. 30, 2019										0	2,494,038	(2,494,038)	26,460,375	0	26,460,375
TEMPORARY EQUITY, BEGINNING BALANCE at Jun. 30, 2019				$ 0	$ 29,968	$ (29,968)	$ 0	$ 37,737	$ (37,737)
TEMPORARY EQUITY, BEGINNING BALANCE (in Shares) at Jun. 30, 2019				0	19,426,551	(19,426,551)	0	4,539,786	(4,539,786)
Redeemable Non-Controlling Interest Beginning Balance at Jun. 30, 2019																									$ 1,257	$ 1,257
Accretion on redeemable stock																		12,802			(12,802)
Stock-based compensation expense	289																	289
Temporary equity, Net income (loss)																									125
Net income (loss)	(9,825)																				(9,741)		(84)
Redeemable Non-Controlling Interest Ending Balance at Jun. 30, 2020	1,382																								1,382
TEMPORARY EQUITY, ENDING BALANCE at Jun. 30, 2020				$ 0			$ 0
TEMPORARY EQUITY, ENDING BALANCE (in Shares) at Jun. 30, 2020				0			0
ENDING BALANCE at Jun. 30, 2020	107,736												$ 0			0		92,940			15,191		(395)
ENDING BALANCE (in Shares) at Jun. 30, 2020										0			26,460,375
Accretion on redeemable stock	0																	(25,061)			25,061
Issuance of Series A Stock in business combination	25,831																	25,831
Issuance of Series A Stock in business combination, share													2,589,503
Conversion of Convertible Promissary Note	4,818																	4,818
Conversion of Convertible Promissary Note, Share													668,164
Purchase of Series B redeemable Stock	(32,000)																	(32,000)
Purchase of Series B redeemable Stock, Share													(2,889,786)
Merger and PIPE Financing Cost	$ 248,691																	248,691
Merger and PIPE Financing Cost, Share	33,633,355												33,633,355
Earnout Arrangement	$ 0																	0
Stock-based compensation expense	3,334																	3,334
Adjustments to Additional Paid In Capital, Settlement of Stock Options	(7,943)																	(7,943)
Temporary equity, Net income (loss)																									300
Net income (loss)	9,788																				9,870		(82)
Redeemable Non-Controlling Interest Ending Balance at Jun. 30, 2021	1,682																								1,682
TEMPORARY EQUITY, ENDING BALANCE at Jun. 30, 2021				$ 0			$ 0
TEMPORARY EQUITY, ENDING BALANCE (in Shares) at Jun. 30, 2021				0			0
ENDING BALANCE at Jun. 30, 2021	360,255												$ 0			0		360,732			0		(477)
ENDING BALANCE (in Shares) at Jun. 30, 2021										0			60,461,611
Temporary equity, Net income (loss)																									3
Net income (loss)	2,776																				2,804		(28)
Redeemable Non-Controlling Interest Ending Balance at Sep. 30, 2021																									1,685
ENDING BALANCE at Sep. 30, 2021	363,031																	360,732			2,804		(505)
ENDING BALANCE (in Shares) at Sep. 30, 2021													60,461,611
BEGINNING BALANCE at Jun. 30, 2021	360,255												$ 0			$ 0		360,732			0		(477)
BEGINNING BALANCE (in Shares) at Jun. 30, 2021										0			60,461,611
TEMPORARY EQUITY, BEGINNING BALANCE at Jun. 30, 2021				$ 0			$ 0
TEMPORARY EQUITY, BEGINNING BALANCE (in Shares) at Jun. 30, 2021				0			0
Redeemable Non-Controlling Interest Beginning Balance at Jun. 30, 2021	1,682																								1,682
Issuance of Series A Stock in business combination	10,521																	10,521
Issuance of Series A Stock in business combination, share													1,229,443
Stock-based compensation expense	6,914																	6,914
Treasury Stock, Value, Acquired, Cost Method	(26,034)																$ 26,034
Repurchases of common stock													2,871,894				2,871,894
Repurchase of public warrants	(270)																	(270)
Temporary equity, Net income (loss)																									(19)
Net income (loss)	(660)																				(571)		(89)
Redeemable Non-Controlling Interest Ending Balance at Jun. 30, 2022	1,663																								1,663
ENDING BALANCE at Jun. 30, 2022	350,726																$ (26,034)	377,897			(571)		(566)
ENDING BALANCE (in Shares) at Jun. 30, 2022													61,691,054				2,871,894
BEGINNING BALANCE at Sep. 30, 2021	363,031																	360,732			2,804		(505)
BEGINNING BALANCE (in Shares) at Sep. 30, 2021													60,461,611
Redeemable Non-Controlling Interest Beginning Balance at Sep. 30, 2021																									1,685
Temporary equity, Net income (loss)																									5
Net income (loss)	8,547																				8,592		(45)
Redeemable Non-Controlling Interest Ending Balance at Dec. 31, 2021																									1,690
ENDING BALANCE at Dec. 31, 2021	371,578																	360,732			11,396		(550)
ENDING BALANCE (in Shares) at Dec. 31, 2021													60,461,611
Issuance of Series A Stock in business combination	10,521																	10,521
Issuance of Series A Stock in business combination, share													1,229,443
Stock-based compensation expense	1,943																	1,943
Treasury Stock, Value, Acquired, Cost Method	(2,833)																$ 2,833
Repurchases of common stock																	313,539
Temporary equity, Net income (loss)																									(6)
Net income (loss)	2,713																				2,780		(68)
Redeemable Non-Controlling Interest Ending Balance at Mar. 31, 2022																									1,684
ENDING BALANCE at Mar. 31, 2022	383,922																$ (2,833)	373,196			14,176		(618)
ENDING BALANCE (in Shares) at Mar. 31, 2022													61,691,054				313,539
BEGINNING BALANCE at Jun. 30, 2022	350,726																$ (26,034)	377,897			(571)		(566)
BEGINNING BALANCE (in Shares) at Jun. 30, 2022													61,691,054				2,871,894
Redeemable Non-Controlling Interest Beginning Balance at Jun. 30, 2022	1,663																								1,663
Stock-based compensation expense	4,651																	4,651
Repurchase of public warrants	(172)																	(172)
Shareholder distribution																									(66)
Temporary equity, Net income (loss)																									(315)
Net income (loss)	(321)																				(293)		(28)
Redeemable Non-Controlling Interest Ending Balance at Sep. 30, 2022																									1,282
ENDING BALANCE at Sep. 30, 2022	354,884																$ (26,034)	382,376			(864)		(594)
ENDING BALANCE (in Shares) at Sep. 30, 2022													61,691,054				2,871,894
BEGINNING BALANCE at Jun. 30, 2022	350,726																$ (26,034)	377,897			(571)		(566)
BEGINNING BALANCE (in Shares) at Jun. 30, 2022													61,691,054				2,871,894
Redeemable Non-Controlling Interest Beginning Balance at Jun. 30, 2022	1,663																								1,663
Redeemable Non-Controlling Interest Ending Balance at Mar. 31, 2023	262																								262
ENDING BALANCE at Mar. 31, 2023	216,451																$ (26,034)	383,720			(140,601)		(634)
ENDING BALANCE (in Shares) at Mar. 31, 2023													62,161,553				2,871,894
BEGINNING BALANCE at Sep. 30, 2022	354,884																$ (26,034)	382,376			(864)		(594)
BEGINNING BALANCE (in Shares) at Sep. 30, 2022													61,691,054				2,871,894
Redeemable Non-Controlling Interest Beginning Balance at Sep. 30, 2022																									1,282
Stock-based compensation expense	4,328																	4,328
Vesting of restricted stock													755,880
Taxes paid related to net share settlement of equity awards	(976)																	976
Taxes paid related to net share settlement of equity awards, shares													(285,381)
Temporary equity, Net income (loss)																									(1,022)
Net income (loss)	(129,601)																				(129,577)		(24)
Redeemable Non-Controlling Interest Ending Balance at Dec. 31, 2022																									260
ENDING BALANCE at Dec. 31, 2022	228,635																$ (26,034)	385,728			(130,441)		(618)
ENDING BALANCE (in Shares) at Dec. 31, 2022													62,161,553				2,871,894
Stock-based compensation expense	(2,008)																	(2,008)
Temporary equity, Net income (loss)																									2
Net income (loss)	(10,176)																				(10,160)		(16)
Redeemable Non-Controlling Interest Ending Balance at Mar. 31, 2023	262																								$ 262
ENDING BALANCE at Mar. 31, 2023	$ 216,451																$ (26,034)	$ 383,720			$ (140,601)		$ (634)
ENDING BALANCE (in Shares) at Mar. 31, 2023													62,161,553				2,871,894